Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments

Note 10 – Lease Commitments

At December 31, 2012, Northern Trust was obligated under a number of non-cancelable operating leases for buildings and equipment. Certain leases contain rent escalation clauses based on market indices or increases in real estate taxes and other operating expenses and renewal option clauses calling for increased rentals. There are no restrictions imposed by any lease agreement regarding the payment of dividends, debt financing or Northern Trust entering into further lease agreements. Minimum annual lease commitments as of December 31, 2012 for all non-cancelable operating leases with a term of 1 year or more are as follows:

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS
2013	$83.9
2014	75.8
2015	68.8
2016	61.7
2017	59.8
Later Years	359.7

Total Minimum Lease Payments	709.7
Less: Sublease Rentals	(24.1)

Net Minimum Lease Payments	$685.6

Operating lease rental expense, net of rental income, is recorded in occupancy expense and amounted to $77.9 million in 2012, $84.2 million in 2011, and $68.1 million in 2010. Net rental expense in 2012 and 2011 includes $3.6 million and $6.4 million, respectively, of restructuring, acquisition and integration related charges attributable to reductions in office space.

One of the buildings and related land utilized for Chicago operations has been leased under an agreement that qualifies as a capital lease. The original long-term financing for the property was provided by Northern Trust. In the event of sale or refinancing, Northern Trust would anticipate receiving full repayment of any outstanding loans plus 42% of any proceeds in excess of the original project costs.

The following table reflects the future minimum lease payments required under capital leases, net of any payments received on the long-term financing, and the present value of net capital lease obligations at December 31, 2012.

(In Millions)	FUTURE MINIMUM LEASE PAYMENTS, NET
2013	$8.1
2014	8.4
2015	8.3
2016	8.0
2017	8.2
Later Years	15.4

Total Minimum Lease Payments, net	56.4
Less: Amount Representing Interest	15.2

Net Present Value under Capital Lease Obligations	$41.2